Non-controlling Interest (NCI) (Tables)	6 Months Ended
Jun. 30, 2026
Noncontrolling Interest [Abstract]
Schedule of Non controlling Interest

For the six-month period ended June 30, 2026, the movement in NCI was as follows:

Amount
Balance, January 1, 2026	$6,229
Income attributable to:
Drykon Maritime Corp. non-controlling interest (40%)	296
Accuship Maritime Ltd. non-controlling interest (40%)	571
Balance, June 30, 2026	$7,096